Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 12 — Commitments and contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

The Company has entered into non-cancellable operating lease agreements for several offices and dormitory spaces for its employees. The leases are expiring through 2024. The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2021 are as follow:

Twelve months ending December 31,	Minimum lease payment
2022	$178,516
2023	32,313
2024	19,023
Total	$229,852

Rent expense for the years ended December 31, 2021, 2020 and 2019 were $307,497, $305,832 and $492,530, respectively.